Expense Example {- Fidelity Climate Action Fund} - 05.31 Fidelity Climate Action Fund - Retail PRO-03 - Fidelity Climate Action Fund - Fidelity Climate Action Fund	Jul. 30, 2022 USD ($)
Expense Example:
1 year	$ 107
3 years	619
5 years	1,215
10 years	$ 2,831